Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 7.25% Notes Due 2012 [Member]	Dec. 31, 2010 7.25% Notes Due 2012 [Member]	Dec. 31, 2011 8.75% Notes Due 2014 [Member]	Dec. 31, 2010 8.75% Notes Due 2014 [Member]	Dec. 31, 2011 4.875% Notes Due 2014 [Member]	Dec. 31, 2010 4.875% Notes Due 2014 [Member]	Dec. 31, 2011 9.625% Notes Due 2015 [Member]	Dec. 31, 2010 9.625% Notes Due 2015 [Member]	Dec. 31, 2011 6.125% Notes Due 2016 [Member]	Dec. 31, 2010 6.125% Notes Due 2016 [Member]	Dec. 31, 2011 5.75% Notes Due 2017 [Member]	Dec. 31, 2010 5.75% Notes Due 2017 [Member]	Dec. 31, 2011 Term Loan Facility Due 2018 [Member]	Dec. 31, 2011 7.625% Notes Due In 2019 [Member]	Dec. 31, 2011 5.50% Notes Due 2020 [Member]	Dec. 31, 2010 5.50% Notes Due 2020 [Member]	Dec. 31, 2011 4.65% Notes Due In 2022 [Member]	Jul. 31, 2011 4.65% Notes Due In 2022 [Member]	Dec. 31, 2011 9.00% Debentures Due 2024 [Member]	Dec. 31, 2010 9.00% Debentures Due 2024 [Member]	Dec. 31, 2011 6.85% Notes Due 2040 [Member]	Dec. 31, 2010 6.85% Notes Due 2040 [Member]	Dec. 31, 2011 6.10% Notes Due In 2042 [Member]	Jul. 31, 2011 6.10% Notes Due In 2042 [Member]	Dec. 31, 2011 6.75% Notes Due 2011 [Member]	Dec. 31, 2010 6.75% Notes Due 2011 [Member]	Dec. 31, 2011 6.75% Convertible Subordinated Debentures Due 2012 [Member]	Dec. 31, 2010 6.75% Convertible Subordinated Debentures Due 2012 [Member]	Dec. 31, 2010 Revolving Credit Loan, Interest Rate Due 2016 [Member]	Dec. 31, 2011 Other Long-Term Debt [Member]	Dec. 31, 2010 Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 3,446	$ 2,318	$ 250	$ 250	$ 175	$ 175	$ 250	$ 250	$ 250	$ 250	$ 175	$ 175	$ 400	$ 400	$ 328	$ 400	$ 250	$ 250	$ 300		$ 65	$ 65	$ 250	$ 250	$ 300			$ 177		$ 7		$ 53	$ 38
Less: unamortized discount	5	4
Debt instrument, interest rate			7.25%		8.75%		4.875%		9.625%		6.125%		5.75%			7.625%	5.50%		4.65%	4.65%	9.00%		6.85%		6.10%	6.10%	6.75%		6.75%
Long-term debt, floating interest rate															4.00%
current portion	282	178
Long-term debt and capital lease obligations, total	3,159	2,136
Debt instrument maturity			2012		2014		2014		2015		2016		2017		2018	2019	2020		2022		2024		2040		2042		2011		2012
Revolving credit loan, floating interest rate																															$ 31